Document and Entity Information	Nov. 06, 2020
Cover [Abstract]
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Amendment Flag	false
Entity Central Index Key	0000916076
Document Type	8-K
Document Period End Date	Nov. 06, 2020
Entity Incorporation State Country Code	NC
Entity File Number	1-12744
Entity Tax Identification Number	56-1848578
Entity Address, Address Line One	2710 Wycliff Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27607
City Area Code	(919)
Local Phone Number	781-4550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	MLM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false